Operating Lease (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of operating leases, and information about weighted-average remaining lease term and weighted-average discount rate
	December 31, 2020	December 31, 2019
Lease cost
Operating lease cost	$453,233	$184,326
Short term lease	168,091	440,710
Total lease cost	$621,324	$625,036

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$621,324	$566,512
Right-of-use assets obtained in exchange for new operating lease liabilities	Nil	58,524
Weighted-average remaining lease term - operating lease	10 months	19 months
Weighted-average discount rate - operating lease	6.75%	6.75%

Schedule of future minimum lease payments on operating leases
December 31, 2020
Maturity of lease liabilities
2021	$380,801
Total minimum lease payments	$380,801
Short term lease	(32,396)
Imputed interest	(11,868)
Present value of minimum lease payments	$336,537
Less: classified as current liabilities	(336,537)
Non-current liabilities	$-